Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 175	$ 139	$ 131
Restricted Stock Units
Stock-Based Compensation
Fair value of stock units granted	1,195	1,220	674
Fair value of stock units vested	549	478	428
Performance Share Units
Stock-Based Compensation
Fair value of stock units granted	201	186	164
Fair value of stock units vested	$ 75	$ 86	$ 118